CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Income	$ 599,327	$ 245,275	$ 151,325
Other comprehensive income (loss) before tax:
Foreign currency translation adjustment	(4,822)	(2,448)	(2,762)
Reclassification adjustment for (gains) losses included in net income (loss)	0	0	10,084
Adjustment of pension and postretirement benefit plans	174,578	(39,978)	(134,364)
Amortization of net losses	24,674	25,159	12,973
Prior service cost	0	(200)	(961)
Unrealized holding gains (losses) on securities available-for-sale arising during the period	(221,043)	(59,484)	54,216
Reclassification adjustment for (gains) losses on securities available-for-sale included in net income (loss)	(2,110)	1,707	(8,044)
Unrealized net gains (losses) on cash flow hedges	2,286	(13,509)	(11,678)
Reclassification adjustment for (gains) losses on cash flow hedges included in net income (loss)	(1,839)	14,119	9,686
Other comprehensive income before tax	(28,276)	(74,634)	(70,850)
Income tax (expense) benefit	(57,601)	14,314	34,263
Total other comprehensive income (loss), net of tax	(85,877)	(60,320)	(36,587)
Comprehensive income (loss), net of tax	$ 513,450	$ 184,955	$ 114,738